Document and Entity Information - Mar. 31, 2015 - shares	Total
Entity Registrant Name	Bonso Electronics International Inc.
Entity Central Index Key	0000846546
Document Type	20-F
Document Period End Date	Mar. 31, 2015
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2014
Common Stock
Entity Common Stock, Shares Outstanding	5,577,639
Treasury Stock
Entity Common Stock, Shares Outstanding	330,736